Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Expected aggregate amortization expense for intangible assets in 2019	$ 32
Expected aggregate amortization expense for intangible assets in 2020	32
Expected aggregate amortization expense for intangible assets in 2021	32
Expected aggregate amortization expense for intangible assets in 2022	32
Expected aggregate amortization expense for intangible assets in 2023	$ 32
Customer Contracts [Member] | Gathering and Processing Assets in the Delaware basin [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, useful life	30 years